Segment Information - Sales Revenues by Geographic Area Table (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Sales revenues	$ 14,044		$ 8,447
Oil and Gas [Member]
Revenue from External Customer [Line Items]
Sales revenues	13,070	$ 10,969	8,447
Oil and Gas [Member] | United States [Member]
Revenue from External Customer [Line Items]
Sales revenues	10,659	9,176	7,049
Oil and Gas [Member] | Algeria [Member]
Revenue from External Customer [Line Items]
Sales revenues	1,596	1,249	1,103
Oil and Gas [Member] | Other International [Member]
Revenue from External Customer [Line Items]
Sales revenues	$ 815	$ 544	$ 295